Class K [Member] Investment Objectives and Goals - Class K - BLACKROCK MID CAP GROWTH EQUITY PORTFOLIO	May 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Fund Overview Key Facts About BlackRock Mid-Cap Growth Equity Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of BlackRock Mid-Cap Growth Equity Portfolio (“Mid-Cap Growth Equity” or the “Fund”), a series of BlackRock FundsSM (the “Trust”), is long-term capital appreciation.